Cash and Investments, Trading Assets (Detail) (Debt Securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Debt Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ (530)	$ (70)	$ 16
Net gains (losses) on derivatives related to trading securities	$ 525	$ 86	$ 11